Note 10 - Leases - Operating Lease Costs (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 26, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating lease costs		$ 200	$ 537
Gain on derecognition of operating lease	$ (500)	0	(522)
Sublease income		0	(199)
Loss on termination of sublease		0	331
Net lease costs		$ 200	$ 147
Weighted-average remaining lease term – operating leases (in years) (Year)		6 months	1 year 6 months
Weighted-average remaining discount rate – operating leases		12.90%	12.90%